Organization and Business Description - Schedule of Consolidated Financial Statements Reflect the Activities of TOYO (Details)	3 Months Ended
Mar. 31, 2026
TOYO [Member]
Parent company:
Date of Incorporation	May 16, 2023
Place of Incorporation	Cayman Islands
% of Ownership	Parent
Principal Activities	Investment holding
TOPTOYO Investment Pte. Ltd. (“SinCo”) [Member]
Parent company:
Date of Incorporation	Apr. 26, 2023
Place of Incorporation	Singapore
% of Ownership	100% owned by TOYO
Principal Activities	Sales of solar cells and related businesses
TOYO Solar [Member]
Parent company:
Date of Incorporation	Nov. 08, 2022
Place of Incorporation	Vietnam
% of Ownership	100% owned by SinCo
Principal Activities	Design, manufacture and sales of solar cells and related businesses
TOYO China Co., Ltd. (“TOYO China”) [Member]
Parent company:
Date of Incorporation	Nov. 20, 2023
Place of Incorporation	China
% of Ownership	100% owned by TOYO Solar
Principal Activities	Sales of solar cells and related businesses
TOYO Holdings LLC (“TOYO USA Holding”) [Member]
Parent company:
Date of Incorporation	Jun. 25, 2024
Place of Incorporation	USA
% of Ownership	100% owned by SinCo
Principal Activities	Investment holding
TOYO America LLC (“TOYO America”) [Member]
Parent company:
Date of Incorporation	Aug. 29, 2024
Place of Incorporation	USA
% of Ownership	100% owned by TOYO USA Holding
Principal Activities	Sales of solar modules and related businesses
TOYO Solar LLC [Member]
Parent company:
Date of Incorporation	Aug. 29, 2024
Place of Incorporation	USA
% of Ownership	100% owned by TOYO USA Holding
Principal Activities	Investment holding
TOYO Solar Texas LLC (formerly named as Solar Plus Technology Texas LLC, “TOYO Texas”) [Member]
Parent company:
Date of Incorporation	Nov. 25, 2024
Place of Incorporation	USA
% of Ownership	100% owned by TOYO Solar LLC
Principal Activities	Design, manufacture and sales of solar modules and related businesses
TOYO Solar (Singapore) Pte. Ltd. (“TOYO Singapore”) [Member]
Parent company:
Date of Incorporation	Aug. 14, 2024
Place of Incorporation	Singapore
% of Ownership	100% owned by SinCo
Principal Activities	Sales of solar cells and related businesses
TOYO Solar Manufacturing One Member PLC (“TOYO Ethiopia”) [Member]
Parent company:
Date of Incorporation	Oct. 11, 2024
Place of Incorporation	Ethiopia
% of Ownership	100% owned by SinCo
Principal Activities	Design, manufacture of solar cells and related businesses
TOYO Energy LLC (“TOYO Energy”) [Member]
Parent company:
Date of Incorporation	Apr. 21, 2025
Place of Incorporation	USA
% of Ownership	100% owned by TOYO USA Holding
Principal Activities	Sales of solar cells and related businesses
TOYO Solar Clean Energy Company Limited (“TOYO Solar Clean Energy”) [Member]
Parent company:
Date of Incorporation	Dec. 05, 2025
Place of Incorporation	Vietnam
% of Ownership	100% owned by SinCo
Principal Activities	Design, manufacture and sales of solar modules and related businesses